Employee and Agent Benefits - Contributions and Estimated Future Benefit Payments (Details) - Other postretirement benefits $ in Millions	Dec. 31, 2023 USD ($)
Estimated Future Benefit Payments
Estimated future benefit payments, Year 1	$ 11.2
Estimated future benefit payments, Year 2	10.2
Estimated future benefit payments, Year 3	9.1
Estimated future benefit payments, Year 4	8.0
Estimated future benefit payments, Year 5	7.2
Estimated future benefit payments, Years 6-10	$ 29.7